U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington D. C. 20549

            FORM 24F-2: ANNUAL NOTICE OF SECURITIES SOLD, PURSUANT TO
                                   RULE 24F-2
             READ INSTRUCTIONS AT END OF FORM BEFORE PREPARING FORM.
                             PLEASE PRINT OR TYPE.


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  1. NAME AND ADDRESS OF ISSUER:

  Nations LifeGoal Funds, Inc.
  111 Center Street
  Little Rock, AR  72201
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  2. NAME OF EACH SERIES OR CLASS OF FUNDS FOR WHICH THIS NOTICE IS FILED:

Nations LifeGoal Growth Portfolio-Primary A Shares. Nations LifeGoal Growth Portfolio-Investor A Shares. Nations LifeGoal Growth Portfolio-Investor C Shares. Nations LifeGoal Balanced Growth- Primary A Shares. Nations LifeGoal Balanced Portfolio-Investor A Shares. Nations LifeGoal Balanced
Portfolio-Investor C Shares. Nations LifeGoal Income and Growth
Portfolio-Primary A Shares. Nations LifeGoal Income and Growth
Portfolio-Investor A Shares. Nations LifeGoal Income and Growth
Portfolio-Investor C Shares.
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  3. INVESTMENT COMPANY ACT FILE NUMBER:   811-07745

     SECURITIES ACT FILE NUMBER:   333-09703
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  4. LAST DAY OF FISCAL YEAR FOR WHICH THIS NOTICE IS FILED:
                                 MARCH 31, 1997
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  5. CHECK BOX IF THIS NOTICE IS BEING FILED MORE THAN 180 DAYS AFTER THE CLOSE
OF THE ISSUER'S FISCAL YEAR END FOR PURPOSES OF REPORTING SECURITIES SOLD AFTER THE CLOSE OF THE FISCAL YEAR BUT BEFORE TERMINATION OF THE ISSUER'S 24F-2
DECLARATION: [ ]
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6. DATE OF TERMINATION OF ISSUER'S DECLARATION UNDER RULE 24F-2(A)(1), IF
APPLICABLE (SEE INSTRUCTION A.6):
                                      N/A
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7. NUMBER AND AMOUNT OF SECURITIES OF THE SAME CLASS OR SERIES WHICH HAD BEEN
REGISTERED UNDER THE SECURITIES ACT OF 1933 OTHER THAN PURSUANT TO RULE 24F-2 IN A PRIOR FISCAL YEAR, BUT WHICH REMAINED UNSOLD AT THE BEGINNING OF THE FISCAL
YEAR:
                                       N/A
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8. NUMBER AND AMOUNT OF SECURITIES REGISTERED DURING THE FISCAL YEAR OTHER THAN
PURSUANT TO RULE 24F-2:
                                       N/A
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9. NUMBER AND AGGREGATE SALE PRICE OF SECURITIES SOLD DURING THE FISCAL YEAR:
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                                    NUMBER:     431,972 SHARES
                                    SALE PRICE: $4,493,001.00
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10. NUMBER AND AGGREGATE SALE PRICE OF SECURITIES SOLD DURING THE FISCAL YEAR IN
RELIANCE UPON REGISTRATION PURSUANT TO RULE 24F-2:
                                    NUMBER:     431,972  SHARES
                                    SALE PRICE: $4,493,001.00

11. NUMBER AND AGGREGATE SALE PRICE OF SECURITIES ISSUED DURING THE FISCAL YEAR IN CONNECTION WITH DIVIDEND REINVESTMENT PLANS, IF APPLICABLE (SEE INSTRUCTION B.7):
                                    NUMBER:      1,187 SHARES
                                    SALE PRICE:  $11,968.00

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12. CALCULATION OF REGISTRATION FEE:

(i) Aggregate sale price of securities sold during the fiscal year in reliance on Rule 24f-2 (from Item 10):
                                                                   $4,493,001.00

(ii) Aggregate price of shares issued in connection with dividend reinvestment plans (from Item 11, if applicable):

                                                                      +11,968.00

(iii) Aggregate price of shares redeemed or repurchased during the fiscal year (if applicable):

                                                                     -178,239.00

(iv) Aggregate price of shares redeemed or repurchased and previously applied as a reduction to filing fees pursuant to Rule 24e-2
(if applicable):
                                                                           +0.00

(v) Net aggregate price of securities sold and issued during the fiscal year in reliance on Rule 24f-2 [line (i), plus line (ii), less line (iii), plus line (iv)] (if applicable):

                                                                   $4,326,730.00

(vi) Multiplier prescribed by Section 6(b) of the Securities
Act of 1933 or other applicable law or regulation (see Instruction C.6):


                                                                    X 1/33 OF 1%

(vii) Fee due [line (i) or line (v) multiplied by line (vi)]:
                                                                       $1,311.13

INSTRUCTION: ISSUERS SHOULD COMPLETE LINES (II), (III), (IV) AND (V) ONLY IF THE FORM IS BEING FILED WITHIN 60 DAYS AFTER THE CLOSE OF THE ISSUER'S FISCAL YEAR. See Instruction C.3.
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    Check             box if fees are being remitted to the Commission's lockbox depository as described in Section 3a of the Commission's Rule of Informal and Other Procedures (17 CFR 202.3a). [X]
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Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:
                                  MAY 19, 1997
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                                   SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


By: \s\ JAMES EDWARD BANKS, JR.
             ASSISTANT SECRETARY

Date:    MAY 20, 1997

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                      [MORRISON & FOERSTER LLP LETTERHEAD]



                                  May 19, 1997


Nations LifeGoal Funds, Inc.
c/o The Corporation Trust Company
32 South Street
Baltimore, Maryland  21202

      Re: Issuance and Sale of Shares of Nations LifeGoal Funds, Inc.; Registration on Form N-1A Pursuant to Rule 24f-2

Ladies and Gentlemen:

      Nations LifeGoal Funds, Inc. (the "Company") has requested our opinion in connection with the sale or issuance by the Company of 433,159 shares of common stock (the "Shares"), in the aggregate, of all classes of Shares of all portfolios of the Company (collectively, the "Funds").

      We have examined documents relating to the organization of the Company and the authorization for registration and sale of Shares of each of the Funds. The opinion given below only relates to the law of the State of Maryland, the state of incorporation of the Company, and is subject to the condition that the Company is in compliance with the provisions of any applicable laws, regulations and permits of any state or foreign country in which any Shares of any of the Funds are sold.

      Based upon and subject to the foregoing, we are of the opinion that:

      The issuance and sale of the Shares by the Company have been duly and validly authorized by all appropriate action and, assuming delivery by sale or in accord with the Funds' dividend reinvestment plan was in accordance with the description set forth in the Company's current prospectuses under the Securities Act of 1933, the Shares have been legally issued, fully paid and are non-assessable.

      We consent to the submission of a copy of this opinion to the Securities and Exchange Commission in connection with the filing of the Company's Rule 24f-2 Notice under the Investment Company Act of 1940, as amended.

                                                Very truly yours,

                                                /S/ MORRISON & FOERSTER LLP

                                                MORRISON & FOERSTER LLP

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